Convertible Preferred Shares and Warrants - Additional Information (Details)	1 Months Ended						12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017 USD ($) $ / shares shares	Apr. 30, 2016 USD ($) $ / shares shares	Jan. 31, 2016 USD ($) $ / shares shares	Apr. 30, 2015 USD ($) $ / shares shares	Aug. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) Investor $ / shares shares	Sep. 20, 2017 shares	Jul. 19, 2017 $ / shares shares	Apr. 30, 2014 USD ($)	Mar. 31, 2014 USD ($)
Convertible Preferred Shares and Warrants [Line Items]
Cash proceeds from convertible preferred shares | $							$ 29,100,000	$ 106,200,000	$ 18,278,572
Change in fair value of warrants | $							$ (200,000)	1,920,000	1,980,000
Expected successful QIPO period							5 years
Warrant
Convertible Preferred Shares and Warrants [Line Items]
Warrants vesting period							Apr. 01, 2016
Warrant expiration prior date on consummates qualified initial public offering							90 days
A1, A2, B1, B2 and C Preferred Share
Convertible Preferred Shares and Warrants [Line Items]
Change in fair value of warrants | $							$ (200,000)	$ 1,900,000	$ 2,000,000
Dividends entitled to preferred shareholders							8.00%
Beneficial conversion feature | $							$ 0
A1, A2, B1, B2 and C Preferred Share | IPO
Convertible Preferred Shares and Warrants [Line Items]
Number of ordinary shares issued upon conversion of preferred stock | shares										28,905,083
Series A1 Convertible Preferred Shares
Convertible Preferred Shares and Warrants [Line Items]
Issued convertible preferred shares | shares						6,244,443		8,466,665
Par value of issued convertible preferred shares						$ 0.00006		$ 0.00006
Cash proceeds from convertible preferred shares | $						$ 8,028,572
Convertible preferred shares, price per share						$ 1.2857
Convertible loans issued | $												$ 2,000,000	$ 2,000,000
Convertible loans converted into preferred shares | shares						2,222,222
Convertible loans converted into preferred shares, price per share						$ 0.90
Series A2 Convertible Preferred Shares
Convertible Preferred Shares and Warrants [Line Items]
Issued convertible preferred shares | shares					8,442,221			8,442,221
Par value of issued convertible preferred shares					$ 0.00006			$ 0.00006
Cash proceeds from convertible preferred shares | $					$ 18,278,572
Convertible preferred shares, price per share					$ 2.1651
Number of warrant agreement | Investor									1
Issuance warrants to purchase preferred shares | shares							461,808				461,808
Issuance warrants to purchase preferred shares, price per share									$ 2.1651		$ 2.1651
Change in fair value of warrants | $									$ 1,980,000
Series A2 Convertible Preferred Shares | Maximum
Convertible Preferred Shares and Warrants [Line Items]
Issuance warrants to purchase preferred shares | shares									461,808
Series B1 Convertible Preferred Shares
Convertible Preferred Shares and Warrants [Line Items]
Issued convertible preferred shares | shares				5,562,335				5,562,335
Par value of issued convertible preferred shares				$ 0.00006				$ 0.00006
Cash proceeds from convertible preferred shares | $				$ 53,100,000
Convertible preferred shares, price per share				$ 9.5464
Series B2 Convertible Preferred Shares
Convertible Preferred Shares and Warrants [Line Items]
Issued convertible preferred shares | shares			3,973,096					3,973,096
Par value of issued convertible preferred shares			$ 0.00006					$ 0.00006
Cash proceeds from convertible preferred shares | $			$ 53,100,000
Convertible preferred shares, price per share			$ 13.3649
Series C Preferred Shares
Convertible Preferred Shares and Warrants [Line Items]
Issued convertible preferred shares | shares		1,998,958
Par value of issued convertible preferred shares		$ 0.00006
Cash proceeds from convertible preferred shares | $		$ 30,000,000
Convertible preferred shares, price per share		$ 15.0078
Description of preferred share conversion rights							The initial conversion price shall equal the lower of (1) the issuance price of Series C Preferred Shares and (2) Calculated Price which is one hundred percent minus the discount rate of fifteen percent (the “Discount Rate”) multiplied by the offering price of the ordinary shares of the Company to the public on the date of the Qualified Initial Public Offering (“QIPO”). The Discount Rate will increase at increments of an additional two percent as of the first day of each successive six months period after June 2018 but shall in no event exceed twenty percent.
Additional percentage of distribution to preferred shareholders on liquidation							5.00%
Percentage of internal rate of return on preferred share redemption							15.00%
Series C Preferred Shares | Maximum | Scenario Forecast
Convertible Preferred Shares and Warrants [Line Items]
Preferred Stock Additional Dividend Rate Percentage	10.00%
Series C Preferred Shares | Minimum [Member] | Scenario Forecast
Convertible Preferred Shares and Warrants [Line Items]
Preferred Stock Additional Dividend Rate Percentage	1.00%
A1, A2, B1 and B2 Preferred Shares
Convertible Preferred Shares and Warrants [Line Items]
Preferred shares to ordinary shares conversion basis							one-for-one basis
Series B One And B Two Convertible Preferred Shares
Convertible Preferred Shares and Warrants [Line Items]
Additional percentage of distribution to preferred shareholders on liquidation							5.00%